Debt	3 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
Debt
Note 7. Debt
Supplier Financing Arrangements
The Company participates in a supplier financing program that provides participating suppliers the ability to finance payment obligations from the Company with third-party financial institutions in order to receive earlier payment. The Company’s standard payment term is 90 days. The Company’s outstanding payables to its suppliers, including amounts due and payment terms, are not affected by a supplier’s participation in the program. At April 24, 2026 and April 25, 2025, the Company had $15 million and $25 million, respectively, of outstanding payables associated with the supplier financing program recorded in Accounts payable in the consolidated balance sheets. The historical financial statements previously reported by the Company covering periods prior to the Separation included the supplier financing arrangements of $9 million as of April 25, 2025 which did not convey to the Company following the Separation.
The following table presents a roll-forward of outstanding payables confirmed as valid associated with the program during fiscal year 2026:

Fiscal Year
(in millions)	2026
Beginning Balance	$25
Adjustments for non-conveying balances at Separation	(9)
Invoices confirmed during the year	73
Confirmed invoices paid during the year	(74)
Ending Balance	$15
Revolving Credit Facility
On January 15, 2026, the Company entered into a credit agreement that provides for a five‑year senior secured revolving credit facility (the “Revolving Credit Facility”) with an aggregate principal amount of up to $500 million, with Citibank, N.A. serving as administrative agent for a syndicate of lenders. Subject to the conditions to borrowings contained therein, the commitments under the Revolving Credit Facility became available upon the completion of the Company’s IPO on March 9, 2026.
In connection with entering into the Revolving Credit Facility, the Company incurred approximately $2.5 million of debt issuance costs. These costs are capitalized within other assets and are being amortized to interest expense over the five‑year contractual term of the Revolving Credit Facility.
The Revolving Credit Facility is available in U.S. dollars and certain approved alternative currencies, initially including Euros. Borrowings under the Revolving Credit Facility may be used for working capital and other general corporate purposes. Subject to specified conditions, one or more of the Company’s wholly owned subsidiaries may be added as additional borrowers.
Borrowings under the Revolving Credit Facility bear interest, at the Company’s option, at (i) Term SOFR or a base rate for U.S. dollar‑denominated borrowings or (ii) EURIBOR for Euro‑denominated borrowings, in each case plus an applicable margin determined pursuant to a pricing grid based on the Company’s secured net leverage ratio. The Company is also required to pay commitment fees on unused commitments and letter of credit fees, in each case determined pursuant to the same pricing grid.
Interest is payable (i) for Term SOFR or EURIBOR borrowings, on the last day of each applicable interest period (or, for any interest period longer than three months, every three months), and (ii) for base rate borrowings, on the last business day of each March, June, September, and December.
The obligations under the Revolving Credit Facility are guaranteed by certain of the Company’s wholly owned subsidiaries and are secured by certain assets of such subsidiaries, subject to customary exceptions.
The Revolving Credit Facility contains customary representations and warranties, affirmative and negative covenants, and events of default, including financial maintenance covenants and restrictions on, among other things, additional indebtedness, liens, asset sales, restricted payments, investments, certain debt prepayments, and merger transactions. The Revolving Credit Facility matures in March 2031.
As of April 24, 2026, there were no borrowings outstanding under the Revolving Credit Facility, and the Company was in compliance with all applicable covenants.
Debt
Supplier Financing Arrangements
The Company participates in a supplier financing program that provides participating suppliers the ability to finance payment obligations from the Company with a third-party financial institution in order to receive earlier payment. The Company’s standard payment term is 90 days. The Company’s outstanding payables to its suppliers, including amounts due and payment terms, are not affected by a supplier’s participation in the program. At July 31, 2026 and April 24, 2026, the Company had $10 million and $15 million, respectively, of outstanding payables associated with the supplier financing program recorded in Accounts payable in the condensed consolidated balance sheets.
Revolving Credit Facility
During fiscal 2026, the Company entered into a credit agreement that provides for a five‑year senior secured revolving credit facility (the “Revolving Credit Facility”) with an aggregate available principal amount of up to $500 million. The Revolving Credit Facility became available upon the completion of the Company’s IPO on March 9, 2026, and matures in March 2031. The Revolving Credit Facility contains customary representations and warranties, affirmative and negative covenants, and events of default. As of July 31, 2026, no amounts were outstanding under the Revolving Credit Facility, and the Company was in compliance with all applicable covenants.